ACCOUNTS RECEIVABLE, NET (Details Narrative)	12 Months Ended
Sep. 30, 2023
Subsequent Collection [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
[custom:PercentageOfSubsequentCollectionNet]	93.00%